Condensed Consolidated Statement of Operations - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Operating expenses
General and administrative expenses		$ 1,239
Total operating expenses		(1,239)
Income tax expense
Net loss		$ (1,239)
Weighted average number of shares outstanding, basic (in Shares)	1,000	1,000
Weighted average number of shares outstanding, diluted (in Shares)	1,000	1,000
Basic net loss per ordinary share (in Dollars per share)		$ (1.24)
Diluted net loss per ordinary share (in Dollars per share)		$ (1.24)